CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB127,157, nil and nil for the years ended December 31, 2015, 2016 and 2017, respectively)	$ 2,007,296	¥ 13,060,073	¥ 9,788,768	¥ 6,086,455
Cost of revenues (including related party cost of revenues of RMB783,467, RMB954,861 and RMB887,900 for the years ended December 31, 2015, 2016 and 2017, respectively)	(1,339,392)	(8,714,489)	(6,345,899)	(3,998,737)
Gross profit	667,904	4,345,584	3,442,869	2,087,718
Operating income (expenses)
Selling, general and administrative	(119,963)	(780,517)	(705,995)	(591,738)
Other operating income, net	(28,183)	(183,368)	(32,104)	(33,249)
Total operating expenses	(91,780)	(597,149)	(673,891)	(558,489)
Income from operations	576,124	3,748,435	2,768,978	1,529,229
Other income (expenses)
Interest income	25,564	166,325	44,791	15,091
Interest expense	(2,408)	(15,668)	(12,986)	(16,392)
Gain on deemed disposal of equity method investments | ¥			9,551	224,148
Impairment of investment in equity investee	(4,611)	(30,000)	0	0
Foreign currency exchange gain/(loss)	(7,400)	(48,149)	9,977
Income before income tax and share of profit (loss) in equity method investments	587,269	3,820,943	2,820,311	1,752,076
Income tax expense	(99,344)	(646,361)	(731,987)	(419,999)
Share of loss in equity method investments, net of tax of nil	(2,410)	(15,682)	(36,721)	(459)
Net income	485,515	3,158,900	2,051,603	1,331,618
Net loss attributable to noncontrolling interests	117	763	2,252	137
Net income	485,632	3,159,663	2,053,855	1,331,755
Change in redemption value of convertible redeemable preferred shares | ¥			(133,568)	(28,775)
Net income attributable to ordinary shareholders	$ 485,632	¥ 3,159,663	¥ 1,920,287	¥ 1,302,980
Net earnings per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.68	¥ 4.41	¥ 2.91	¥ 2.15
Diluted | (per share)	$ 0.68	¥ 4.40	¥ 2.91	¥ 2.15
Weighted average shares used in calculating net earnings per ordinary share:
Basic | shares	717,138,526	717,138,526	634,581,307	599,373,273
Diluted | shares	717,599,562	717,599,562	634,581,307	599,373,273
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	$ (90,765)	¥ (590,545)	¥ 308,398	¥ (13,749)
Comprehensive income	394,750	2,568,355	2,360,001	1,317,869
Comprehensive loss attributable to noncontrolling interests	117	763	2,252	137
Comprehensive income attributable to ZTO Express (Cayman) Inc.	$ 394,867	¥ 2,569,118	¥ 2,362,253	¥ 1,318,006